Income Taxes and Duties - Summary of Expected Benefit for DUC (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure Of Expected Benefit For DUC [abstract]
Expected expense	$ 307,269,035		$ 127,436,912	$ 159,897,683
Increase (decrease) resulting from:
Expected benefit contract	(5,797,144)
Duties from prior year	9,860
Non-cumulative profit	(593,158,584)		(514,780,219)	(423,761,673)
Non-deductible expenses	291,676,831		387,343,306	263,863,990
Production value	610,206,103		518,433,469	441,655,000
Deductible duties	(55,005,397)		(39,503,110)	(29,918,201)
Deferred DUC reserve			(48,689,612)	69,486,571
Deferred DUC expense	26,178,078
Deductions cap	(111,906,534)		(94,552,741)	(204,575,922)
DUC from prior years	14,883		2,095,429
Other	446,464		260,775	514,356
DUC-Profit-sharing duty expense	$ 469,933,595	$ 23,875,221	$ 338,044,209	$ 277,161,804